                              Financial Statements

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                                DECEMBER 31, 1999
                       WITH REPORT OF INDEPENDENT AUDITORS

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                              Financial Statements


                                December 31, 1999


                                    CONTENTS



Report of Independent Auditors..............................................1

Audited Financial Statements

Statement of Assets and Liabilities ........................................2
Statement of Operations.....................................................4
Statements of Changes in Net Assets.........................................6
Notes to Financial Statements..............................................10

                         Report of Independent Auditors

Contract Holders
Separate Account I of Integrity Life Insurance Company

We have audited the accompanying statement of assets and liabilities of Separate Account I of Integrity Life Insurance Company (comprising, respectively, the Initial Class Money Market (Grandmaster-TM-), Money Market (IQ Annuity-TM-), High Income, Equity-Income, Growth, Overseas, Investment Grade Bond (Grandmaster-TM-), Investment Grade Bond (IQ Annuity-TM-), Asset Manager, Index 500 (Grandmaster-TM-), Asset Manager: Growth, Contrafund, Growth Opportunities, Balanced, Growth & Income, Service Class Mid Cap (Grandmaster-TM-), Mid Cap (IQ Annuity-TM-), High Income, Equity-Income, Growth, Overseas, Asset Manager, Asset Manager: Growth, Contrafund, Growth Opportunities, Balanced, and Growth & Income Divisions) as of December 31, 1999, the related statement of operations for the year then ended and statements of changes in net assets for the periods indicated therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned in Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III (collectively the "Fidelity VIP Funds") as of December 31, 1999, by correspondence with the transfer agent of the Fidelity VIP Funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective divisions constituting Separate Account I of Integrity Life Insurance Company at December 31, 1999, and the results of their operations and changes in their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.





Louisville, Kentucky                                     /s/ Ernst & Young LLP
April 12, 2000

             Separate Account I of Integrity Life Insurance Company

                      Statement of Assets and Liabilities

                               December 31, 1999

                                                                       INITIAL CLASS SHARES
                                             ------------------------------------------------------------------------
                                                MONEY MARKET       MONEY MARKET                               EQUITY-
                                             (GRANDMASTER-TM-)   (IQ ANNUITY-TM-)       HIGH INCOME           INCOME
                                                 DIVISION           DIVISION             DIVISION            DIVISION
                                             ------------------------------------------------------------------------
ASSETS
Investments in Fidelity VIP Funds at value
    (aggregate cost of $583,356,982)           $ 54,839,927        $ 6,679,410         $ 43,849,754        $ 97,981,536

Receivable from (payable to) the general
    account of Integrity                             11,868               (593)              11,018              (8,246)
                                            ---------------------------------------------------------------------------
NET ASSETS                                     $ 54,851,795        $ 6,678,817         $ 43,860,772        $ 97,973,290
                                            ===========================================================================
UNIT VALUE                                     $      16.89        $     10.20         $      17.40        $      40.25
                                            ===========================================================================
UNITS OUTSTANDING                                 3,247,590            654,786            2,520,734           2,434,119
                                            ===========================================================================


                                                                       INITIAL CLASS SHARES
                                             ----------------------------------------------------------------------------
                                                                                        INVESTMENT         INVESTMENT
                                                                                        GRADE BOND         GRADE BOND
                                                 GROWTH             OVERSEAS         (GRANDMASTER-TM-)   (IQ ANNUITY-TM-)
                                                DIVISION            DIVISION             DIVISION          DIVISION
                                             ----------------------------------------------------------------------------
ASSETS
Investments in Fidelity VIP Funds at value
    (aggregate cost of $583,356,982)            134,920,635        $41,096,592         $ 21,116,755        $     91,012

Receivable from (payable to) the general
    account of Integrity                              5,040              3,695               (4,276)                  7
                                            ---------------------------------------------------------------------------

NET ASSETS                                     $134,925,675        $41,100,287         $ 21,112,479        $     91,019
                                            ===========================================================================
UNIT VALUE                                          $ 77.23        $     30.97         $      20.89        $       9.99
                                            ===========================================================================
UNITS OUTSTANDING                                 1,747,063          1,327,100            1,010,650               9,111
                                            ===========================================================================

                                                                     INITIAL CLASS SHARES
                                             ------------------------------------------------------------------------
                                                                                                             ASSET
                                               ASSET                INDEX 500           INDEX 500            MANAGER
                                              MANAGER            (GRANDMASTER-TM-)   (IQ ANNUITY-TM-)        GROWTH
                                              DIVISION               DIVISION            DIVISION            DIVISION
                                             ------------------------------------------------------------------------
ASSETS
Investments in Fidelity VIP Funds at value
    (aggregate cost of $583,356,982)           $ 55,237,440        $83,603,661         $    896,828        $ 14,883,082

Receivable from (payable to) the general
    account of Integrity                             (5,483)            10,967                  124              (1,253)
                                            ---------------------------------------------------------------------------
NET ASSETS                                     $ 55,231,957        $83,614,628         $    896,952        $ 14,881,829
                                            ===========================================================================
UNIT VALUE                                          $ 32.05        $     33.89         $      11.32        $      23.16
                                            ===========================================================================
UNITS OUTSTANDING                                 1,723,306          2,467,236               79,236             642,566
                                            ===========================================================================

                                                                         INITIAL CLASS SHARES
                                             ------------------------------------------------------------------------
                                                                      GROWTH                                GROWTH &
                                                 CONTRAFUND        OPPORTUNITIES        BALANCED            INCOME
                                                 DIVISION             DIVISION          DIVISION           DIVISION
                                             ------------------------------------------------------------------------
ASSETS
Investments in Fidelity VIP Funds at value
    (aggregate cost of $583,356,982)           $ 87,913,506        $15,699,810         $  4,970,594        $ 24,626,950

Receivable from (payable to) the general
    account of Integrity                              3,107             (3,660)                  68              (3,293)
                                            ---------------------------------------------------------------------------
NET ASSETS                                     $ 87,916,613        $15,696,150         $  4,970,662        $ 24,623,657
                                            ===========================================================================
UNIT VALUE                                     $      31.09        $     15.04         $      13.56        $      16.67
                                            ===========================================================================
UNITS OUTSTANDING                                 2,827,810          1,043,627              366,568           1,477,124
                                            ===========================================================================


                                                   SERVICE CLASS SHARES
                                            ---------------------------------------
                                                  MID CAP             MID CAP
                                             (GRANDMASTER-TM-)   (IQ ANNUITY-TM-)
                                                DIVISION            DIVISION
                                            ---------------------------------------
ASSETS
Investments in Fidelity VIP Funds at value
    (aggregate cost of $583,356,982)           $    132,753        $    30,956

Receivable from (payable to) the general
    account of Integrity                                (14)                 3
                                             -----------------------------------
NET ASSETS                                     $    132,739        $    30,959
                                             ===================================
UNIT VALUE                                     $      13.11        $     13.79
                                             ===================================
UNITS OUTSTANDING                                    10,125              2,245
                                             ===================================

SEE ACCOMPANYING NOTES.

             Separate Account I of Integrity Life Insurance Company

                               December 31, 1999

                                                                      SERVICE CLASS SHARES
                                             -------------------------------------------------------------------------
                                                                     EQUITY
                                                HIGH INCOME          INCOME                GROWTH           OVERSEAS
                                                 DIVISION           DIVISION              DIVISION          DIVISION
                                             -------------------------------------------------------------------------
ASSETS
Investments in Fidelity VIP Funds at value
    (aggregate cost of $583,356,982)           $    263,678        $   558,719        $     838,048        $   372,452

Receivable from (payable to) the general
    account of Integrity                                132               (247)                 277                111
                                             -------------------------------------------------------------------------
NET ASSETS                                     $    263,810        $   558,472        $     838,325        $   372,563
                                             =========================================================================
UNIT VALUE                                     $      10.00        $      9.74        $       12.75        $     13.66
                                             =========================================================================
UNITS OUTSTANDING                                    26,381             57,338               65,751             27,274
                                             =========================================================================


                                                                      SERVICE CLASS SHARES
                                             -------------------------------------------------------------------------
                                                                       ASSET
                                                  ASSET               MANAGER:                                  GROWTH
                                                 MANAGER               GROWTH            CONTRAFUND         OPPORTUNITIES
                                                 DIVISION             DIVISION            DIVISION            DIVISION
                                             -------------------------------------------------------------------------
ASSETS
Investments in Fidelity VIP Funds at value
    (aggregate cost of $583,356,982)           $    966,246        $    68,114        $     563,114        $    344,446

Receivable from (payable to) the general
    account of Integrity                               (288)                30                  180                 134
                                             ---------------------------------------------------------------------------
NET ASSETS                                     $    965,958        $    68,144        $     563,294        $    344,580
                                             ===========================================================================
UNIT VALUE                                     $      10.39        $     10.45        $       11.69        $      10.00
                                             ===========================================================================
UNITS OUTSTANDING                                    92,970              6,521               48,186              34,458
                                             ===========================================================================

                                                       SERVICE CLASS SHARES
                                             ---------------------------------------------------------
                                                                    GROWTH &
                                                  BALANCED           INCOME
                                                 DIVISION           DIVISION               TOTAL
                                             ---------------------------------------------------------
ASSETS
Investments in Fidelity VIP Funds at value
    (aggregate cost of $583,356,982)           $    430,795        $   776,435        $668,962,589

Receivable from (payable to) the general
    account of Integrity                                 75                 57              22,844
                                             -----------------------------------------------------
NET ASSETS                                     $    430,870        $   776,492        $668,985,433
                                             =====================================================
UNIT VALUE                                     $      10.08        $     10.54
                                             =================================
UNITS OUTSTANDING                                    42,745             73,671
                                             =================================

SEE ACCOMPANYING NOTES.

             Separate Account I of Integrity Life Insurance Company

                            Statement of Operations

                          Year Ended December 31, 1999

                                                                INITIAL CLASS SHARES
                                                    ---------------------------------------------------
                                                       MONEY MARKET       MONEY MARKET
                                                    (GRANDMASTER-TM-)   (IQ ANNUITY-TM-)   HIGH INCOME
                                                        DIVISION            DIVISION (1)    DIVISION
                                                    ---------------------------------------------------
INVESTMENT INCOME
   Reinvested dividends from Fidelity VIP Funds       $ 2,905,357         $    86,189       $4,916,893
EXPENSES
   Mortality and expense risk and
    administrative charges                                780,513              23,912          598,618
                                                    ---------------------------------------------------
Net investment income (loss)                            2,124,844              62,277        4,318,275

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                            -                   -       (1,271,083)
    Net unrealized appreciation (depreciation)
      of investments:
       Beginning of period                                     18                   -          (12,812)
       End of period                                           37                 (18)       1,192,825
                                                    ---------------------------------------------------
    Change in net unrealized appreciation/
      depreciation during the period                           19                 (18)       1,205,637
                                                    ---------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                              19                 (18)         (65,446)
                                                    ---------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                    $ 2,124,863         $    62,259       $4,252,829
                                                    ==================================================


                                                                   INITIAL CLASS SHARES
                                                    ---------------------------------------------------
                                                        EQUITY-
                                                        INCOME               GROWTH          OVERSEAS
                                                        DIVISION            DIVISION         DIVISION
                                                    ---------------------------------------------------
INVESTMENT INCOME
   Reinvested dividends from Fidelity VIP Funds       $ 6,164,420         $12,847,052       $ 1,559,458
EXPENSES
   Mortality and expense risk and
    administrative charges                              1,668,144           1,649,935           520,022
                                                    ---------------------------------------------------
Net investment income (loss)                            4,496,276          11,197,117         1,039,436

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                   11,931,143          13,237,102         4,046,708
    Net unrealized appreciation (depreciation)
      of investments:
       Beginning of period                             22,145,621          22,738,024         1,188,625
       End of period                                   11,418,044          34,354,711         9,369,463
                                                    ---------------------------------------------------
    Change in net unrealized appreciation/
      depreciation during the period                  (10,727,577)         11,616,687         8,180,838
                                                    ---------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                       1,203,566          24,853,789        12,227,546
                                                    ---------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                    $ 5,699,842         $36,050,906       $13,266,982
                                                    ===================================================


                                                                  INITIAL CLASS SHARES
                                                    ---------------------------------------------------
                                                       INVESTMENT    INVESTMENT GRADE
                                                      GRADE BOND          BOND            ASSET
                                                   (GRANDMASTER-TM-) (IQ ANNUITY-TM-)     MANAGER
                                                       DIVISION        DIVISION (2)       DIVISION
                                                    ---------------------------------------------------
INVESTMENT INCOME
   Reinvested dividends from Fidelity VIP Funds       $ 1,334,121         $         -       $5,336,891
EXPENSES
   Mortality and expense risk and
    administrative charges                                332,705                 471          931,099
                                                    ---------------------------------------------------
Net investment income (loss)                            1,001,416                (471)       4,405,792

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                      (86,789)                 44        5,415,250
    Net unrealized appreciation (depreciation)
      of investments:
       Beginning of period                                746,542                   -       10,891,110
       End of period                                     (756,411)                464        6,529,077
                                                    ---------------------------------------------------
    Change in net unrealized appreciation/
      depreciation during the period                   (1,502,953)                464       (4,362,033)
                                                    ---------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                      (1,589,742)                508        1,053,217
                                                    ---------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                    $  (588,326)        $        37       $5,459,009
                                                    ===================================================

                                                                   INITIAL CLASS SHARES
                                                    ---------------------------------------------------
                                                                                              ASSET
                                                        INDEX 500           INDEX 500         MANAGER:
                                                    (GRANDMASTER-TM-)   (IQ ANNUITY-TM-)      GROWTH
                                                        DIVISION           DIVISION (2)      DIVISION
                                                    ---------------------------------------------------
INVESTMENT INCOME
   Reinvested dividends from Fidelity VIP Funds       $ 1,300,999         $         -       $  977,133
EXPENSES
   Mortality and expense risk and
    administrative charges                              1,185,909               5,149          210,084
                                                    ---------------------------------------------------
Net investment income (loss)                              115,090              (5,149)         767,049

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                   12,538,937               2,579          882,504
    Net unrealized appreciation (depreciation)
      of investments:
       Beginning of period                             16,445,939                   -        1,819,433
       End of period                                   18,158,659              84,084        2,105,947
                                                    ---------------------------------------------------
    Change in net unrealized appreciation/
      depreciation during the period                    1,712,720              84,084          286,514
                                                    ---------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                      14,251,657              86,663        1,169,018
                                                    ---------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                    $14,366,747         $    81,514       $1,936,067
                                                    ===================================================

                                                                   INITIAL CLASS SHARES
                                                    ---------------------------------------------------------------------
                                                                             GROWTH                          GROWTH &
                                                       CONTRAFUND         OPPORTUNITIES      BALANCED        INCOME
                                                        DIVISION             DIVISION        DIVISION       DIVISION
                                                    ---------------------------------------------------------------------
INVESTMENT INCOME
   Reinvested dividends from Fidelity VIP Funds       $ 3,344,703         $   498,801        $ 201,890    $   417,462
EXPENSES
   Mortality and expense risk and
    administrative charges                              1,176,089             235,080           67,756        350,414
                                                    ---------------------------------------------------------------------
Net investment income (loss)                            2,168,614             263,721          134,134         67,048

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                    9,737,249             982,789           96,383      1,874,881
    Net unrealized appreciation (depreciation)
      of investments:
       Beginning of period                             18,005,189           2,083,100          312,289      3,175,916
       End of period                                   23,098,523           1,246,534          207,197      3,025,579
                                                    ---------------------------------------------------------------------
    Change in net unrealized appreciation/
      depreciation during the period                    5,093,334            (836,566)        (105,092)      (150,337)
                                                    ---------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                      14,830,583             146,223           (8,709)     1,724,544
                                                    ---------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                    $16,999,197         $   409,944       $  125,425    $ 1,791,592
                                                    =====================================================================


                                                            SERVICE CLASS SHARES
                                                   -------------------------------------
                                                         MID CAP          MID CAP
                                                     (GRANDMASTER-TM-) (IQ ANNUITY-TM-)
                                                       DIVISION (5)      DIVISION (5)
                                                   -------------------------------------
INVESTMENT INCOME
   Reinvested dividends from Fidelity VIP Funds        $       505        $     222
EXPENSES
   Mortality and expense risk and
    administrative charges                                     147              133
                                                   ---------------------------------
Net investment income (loss)                                   358               89

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                            19               67
    Net unrealized appreciation (depreciation)
      of investments:
       Beginning of period                                       -                -
       End of period                                        15,388            7,188
                                                   ---------------------------------
    Change in net unrealized appreciation/
      depreciation during the period                        15,388            7,188
                                                   ---------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                           15,407            7,255
                                                   ---------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                     $    15,765        $   7,344
                                                   =================================


(1) For the period June 21, 1999 (commencement of operations) to December 31,
1999
(2) For the period June 2, 1999 (commencement of operations) to December 31,
1999

SEE ACCOMPANYING NOTES.

             Separate Account I of Integrity Life Insurance Company

                          Year Ended December 31, 1999

                                                                     SERVICE CLASS SHARES
                                                      ---------------------------------------------------
                                                                            EQUITY-
                                                      HIGH INCOME           INCOME             GROWTH
                                                      DIVISION (1)       DIVISION (1)        DIVISION (1)
                                                      ---------------------------------------------------
INVESTMENT INCOME
   Reinvested dividends from Fidelity VIP Funds       $         -         $          -       $        -

EXPENSES
   Mortality and expense risk and
    administrative charges                                  1,571                3,559            4,449
                                                      -------------------------------------------------
Net investment income (loss)                               (1,571)              (3,559)          (4,449)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                         (178)              (1,949)          22,418
    Net unrealized appreciation (depreciation)
      of investments:
       Beginning of period                                      -                    -                -
       End of period                                        2,812              (12,844)         149,950
                                                      -------------------------------------------------
    Change in net unrealized appreciation/
      depreciation during the period                        2,812              (12,844)         149,950
                                                      -------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                           2,634              (14,793)         172,368
                                                     --------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                    $     1,063         $    (18,352)      $  167,919
                                                      =================================================


                                                                   SERVICE CLASS SHARES
                                                      ---------------------------------------------------
                                                                                               ASSET
                                                                             ASSET             MANAGER:
                                                       OVERSEAS             MANAGER            GROWTH
                                                      DIVISION (1)         DIVISION (2)      DIVISION (3)
                                                      ---------------------------------------------------
INVESTMENT INCOME
   Reinvested dividends from Fidelity VIP Funds       $         -         $          -       $       -

EXPENSES
   Mortality and expense risk and
    administrative charges                                 20,907                5,076             356
                                                      -------------------------------------------------
Net investment income (loss)                              (20,907)              (5,076)            (356)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                    1,376,575                   67              (76)
    Net unrealized appreciation (depreciation)
      of investments:
       Beginning of period                                      -                    -               -
       End of period                                        5,304               69,135           5,614
                                                      -------------------------------------------------
    Change in net unrealized appreciation/
      depreciation during the period                        5,304               69,135           5,614
                                                      -------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                       1,381,879               69,202           5,538
                                                      -------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                    $ 1,360,972         $     64,126       $   5,182
                                                      =================================================


                                                                    SERVICE CLASS SHARES
                                                      ---------------------------------------------------
                                                                            GROWTH
                                                      CONTRAFUND         OPPORTUNITIES        BALANCED
                                                     DIVISION (1)         DIVISION (4)      DIVISION (5)
                                                      ---------------------------------------------------
INVESTMENT INCOME
   Reinvested dividends from Fidelity VIP Funds       $         -         $          -       $       -

EXPENSES
   Mortality and expense risk and
    administrative charges                                  2,881                1,573            2,139
                                                      -------------------------------------------------
Net investment income (loss)                               (2,881)              (1,573)          (2,139)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                          543                 (655)          (1,544)
    Net unrealized appreciation (depreciation)
      of investments:
       Beginning of period                                      -                    -               -
       End of period                                       67,567                6,698           9,810
                                                      -------------------------------------------------
    Change in net unrealized appreciation/
      depreciation during the period                       67,567                6,698           9,810
                                                      -------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                          68,110                6,043           8,266
                                                      -------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                    $    65,229         $      4,470       $   6,127
                                                      =================================================


                                                            SERVICE CLASS SHARES
                                                      ---------------------------------
                                                        GROWTH &
                                                        INCOME
                                                      DIVISION (6)           TOTAL
                                                      ---------------------------------
INVESTMENT INCOME
   Reinvested dividends from Fidelity VIP Funds       $         -         $ 41,892,096

EXPENSES
   Mortality and expense risk and
    administrative charges                                  3,476            9,782,167
                                                      --------------------------------
Net investment income (loss)                               (3,476)          32,109,929

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                          598           60,783,582
    Net unrealized appreciation (depreciation)
      of investments:
       Beginning of period                                      -           99,538,994
       End of period                                       34,929          110,396,266
                                                      --------------------------------
    Change in net unrealized appreciation/
      depreciation during the period                       34,929           10,857,272
                                                      --------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                          35,527           71,640,854
                                                      --------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                       $ 32,051         $103,750,783
                                                      ================================


(1) For the period June 2, 1999 (commencement of operations) to
    December 31, 1999
(2) For the period July 7, 1999 (commencement of operations) to
    December 31, 1999
(3) For the period July 13, 1999 (commencement of operations) to
    December 31, 1999
(4) For the period June 10, 1999 (commencement of operations) to
    December 31, 1999
(5) For the period June 15, 1999 (commencement of operations) to
    December 31, 1999
(6) For the period June 3, 1999 (commencement of operations) to
    December 31, 1999

SEE ACCOMPANYING NOTES.

             Separate Account I of Integrity Life Insurance Company

                       Statement of Changes in Net Assets

                          Year Ended December 31, 1999

                                                                        INITIAL CLASS SHARES
                                                      --------------------------------------------------------------
                                                            MONEY            MONEY
                                                           MARKET            MARKET                        EQUITY
                                                      (GRANDMASTER-TM-) (IQ ANNUITY-TM-)  HIGH INCOME     INCOME
                                                          DIVISION         DIVISION (1)     DIVISION      DIVISION
                                                      --------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
    Net investment income (loss)                         $ 2,124,844          $ 62,277   $ 4,318,275    $ 4,496,276
    Net realized gain (loss) on sales of investments               -                 -    (1,271,083)    11,931,143
    Change in net unrealized appreciation/depreciation
      during the period                                           19               (18)    1,205,637    (10,727,577)
                                                      --------------------------------------------------------------
Net increase (decrease) in net assets
    resulting from operations                              2,124,863            62,259     4,252,829      5,699,842
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
    RELATED TRANSACTIONS
      Contributions from contract holders                  3,817,318           740,151       911,552      5,029,460
      Contract terminations and benefits                 (27,672,383)         (102,099)   (7,516,166)   (28,852,976)
      Net transfers among investment options              24,636,392         5,978,506    (7,467,907)   (14,313,419)
                                                      --------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
    from contract related transactions                       781,327         6,616,558   (14,072,521)   (38,136,935)
                                                      --------------------------------------------------------------
Increase (decrease) in net assets                          2,906,190         6,678,817    (9,819,692)   (32,437,093)
Net assets, beginning of year                             51,945,605                 -    53,680,464    130,410,383
                                                      --------------------------------------------------------------
Net assets, end of year                                 $ 54,851,795       $ 6,678,817   $43,860,772   $ 97,973,290
                                                      ==============================================================
UNIT TRANSACTIONS
    Contributions                                            231,566            73,710        53,299        124,423
    Terminations and benefits                             (1,662,717)          (10,117)     (439,141)      (723,939)
    Net transfers                                          1,487,979           591,193      (386,704)      (365,124)
                                                      --------------------------------------------------------------
Net increase (decrease) in units                              56,828           654,786      (772,546)      (964,640)
                                                      ==============================================================
                                                                        INITIAL CLASS SHARES
                                                      -------------------------------------------------------------
                                                                                       INVESTMENT      INVESTMENT
                                                                                       GRADE BOND      GRADE BOND
                                                           GROWTH        OVERSEAS   (GRANDMASTER-TM-)(IQ ANNUITY-TM-)
                                                           DIVISION       DIVISION      DIVISION       DIVISION (2)
                                                      -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
    Net investment income (loss)                         $ 11,197,117   $ 1,039,436   $ 1,001,416       $ (471)
    Net realized gain (loss) on sales of investments       13,237,102     4,046,708       (86,789)          44
    Change in net unrealized appreciation/depreciation
      during the period                                    11,616,687     8,180,838    (1,502,953)         464
                                                      ------------------------------------------------------------
Net increase (decrease) in net assets
    resulting from operations                              36,050,906    13,266,982      (588,326)          37
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
    RELATED TRANSACTIONS
      Contributions from contract holders                   6,385,976       864,570       724,033       75,171
      Contract terminations and benefits                  (31,409,934)   (8,992,259)   (7,683,893)      (6,507)
      Net transfers among investment options               13,268,851    (3,952,006)    2,214,288       22,318
                                                      ------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
    from contract related transactions                    (11,755,107)  (12,079,695)   (4,745,572)      90,982
                                                      ------------------------------------------------------------
Increase (decrease) in net assets                          24,295,799     1,187,287    (5,333,898)      91,019
Net assets, beginning of year                             110,629,876    39,913,000    26,446,377            -
                                                      ------------------------------------------------------------
NET ASSETS, END OF YEAR                                 $ 134,925,675  $ 41,100,287  $ 21,112,479     $ 91,019
                                                      ============================================================
UNIT TRANSACTIONS
    Contributions                                             102,072        37,101        34,485        7,522
    Terminations and benefits                                (482,926)     (358,045)     (365,953)        (651)
    Net transfers                                             185,679      (165,359)      106,306        2,240
                                                      ------------------------------------------------------------
Net increase (decrease) in units                             (195,175)     (486,303)     (225,162)       9,111
                                                      ============================================================

                                                                           INITIAL CLASS SHARES
                                                         ------------------------------------------------------------
                                                                                                            ASSET
                                                               ASSET        INDEX 500       INDEX 500      MANAGER:
                                                              MANAGER   (GRANDMASTER-TM-)(IQ ANNUITY-TM-)   GROWTH
                                                              DIVISION       DIVISION       DIVISION (2)   DIVISION
                                                         ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
    Net investment income (loss)
    Net realized gain (loss) on sales of investments        $ 4,405,792      $ 115,090     $ (5,149)       $ 767,049
    Change in net unrealized appreciation/depreciation        5,415,250     12,538,937        2,579          882,504
      during the period
                                                             (4,362,033)     1,712,720       84,084          286,514
Net increase (decrease) in net assets                    ------------------------------------------------------------
    resulting from operations
                                                              5,459,009     14,366,747       81,514        1,936,067
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
    RELATED TRANSACTIONS
      Contributions from contract holders                     1,485,962      9,070,887       680,029         590,779
      Contract terminations and benefits                    (22,411,183)   (17,251,494)      (45,987)     (2,113,413)
      Net transfers among investment options                 (1,103,590)      (215,231)      181,396        (727,400)
                                                         ------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
    from contract related transactions                      (22,028,811)    (8,395,838)      815,438      (2,250,034)
                                                         ------------------------------------------------------------
Increase (decrease) in net assets                           (16,569,802)     5,970,909       896,952        (313,967)
Net assets, beginning of year                                71,801,759     77,643,719             -      15,195,796
                                                         ------------------------------------------------------------
NET ASSETS, END OF YEAR                                    $ 55,231,957   $ 83,614,628     $ 896,952    $ 14,881,829
                                                         ============================================================
UNIT TRANSACTIONS
    Contributions                                                49,612        300,118        68,021          28,066
    Terminations and benefits                                  (745,494)      (562,267)       (6,172)        (98,430)
    Net transfers                                               (35,573)         5,044        17,387         (33,059)
                                                         ------------------------------------------------------------
Net increase (decrease) in units                               (731,455)      (257,105)       79,236        (103,423)
                                                         ============================================================

                                                                               INITIAL CLASS SHARES
                                                         ---------------------------------------------------------------

                                                                                 GROWTH                        GROWTH &
                                                              CONTRAFUND      OPPORTUNITIES     BALANCED        INCOME
                                                               DIVISION         DIVISION        DIVISION       DIVISION
                                                         ---------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
    Net investment income (loss)
    Net realized gain (loss) on sales of investments         $ 2,168,614       $ 263,721       $ 134,134       $ 67,048
    Change in net unrealized appreciation/depreciation         9,737,249         982,789          96,383      1,874,881
      during the period
                                                               5,093,334        (836,566)       (105,092)      (150,337)
Net increase (decrease) in net assets                    ---------------------------------------------------------------
    resulting from operations
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT               16,999,197         409,944         125,425      1,791,592
    RELATED TRANSACTIONS
      Contributions from contract holders
      Contract terminations and benefits                       6,273,981       2,225,557         579,550      3,110,890
      Net transfers among investment options                 (16,827,289)     (2,461,455)       (686,420)    (3,664,816)
                                                                 693,494        (474,384)      1,000,953      1,119,311
Net increase (decrease) in net assets                    ---------------------------------------------------------------
    from contract related transactions
                                                              (9,859,814)       (710,282)        894,083        565,385
INCREASE (DECREASE) IN NET ASSETS                        ---------------------------------------------------------------
Net assets, beginning of year                                  7,139,383        (300,338)      1,019,508      2,356,977
                                                              80,777,230      15,996,488       3,951,154     22,266,680
NET ASSETS, END OF YEAR                                  ---------------------------------------------------------------
                                                            $ 87,916,613    $ 15,696,150     $ 4,970,662    $24,623,657
UNIT TRANSACTIONS                                        ===============================================================
    Contributions
    Terminations and benefits                                    233,414         150,604          43,079        196,235
    Net transfers                                               (616,596)       (168,324)        (51,747)      (229,616)
                                                                  25,770         (32,804)         74,768         72,089
Net increase (decrease) in units                         ---------------------------------------------------------------
                                                                (357,412)        (50,524)         66,100         38,708
                                                         ===============================================================

                                                                  SERVICE CLASS SHARES
                                                         -------------------------------------
                                                                  MID CAP         MID CAP
                                                           (GRANDMASTER -TM-) (IQ ANNUITY -TM-)
                                                               DIVISION (5)      DIVISION (5)
                                                         -------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
    Net investment income (loss)
    Net realized gain (loss) on sales of investments             $ 358              $ 89
    Change in net unrealized appreciation/depreciation              19                67
      during the period
                                                                15,388             7,188
Net increase (decrease) in net assets                    -------------------------------------
    resulting from operations
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT                 15,765             7,344
    RELATED TRANSACTIONS
      Contributions from contract holders
      Contract terminations and benefits                            15            20,739
      Net transfers among investment options                         -              (967)
                                                               116,959             3,843
NET INCREASE (DECREASE) IN NET ASSETS                    -------------------------------------
    from contract related transactions
                                                               116,974            23,615
Increase (decrease) in net assets                        -------------------------------------
Net assets, beginning of year                                  132,739            30,959
                                                                     -                 -
NET ASSETS, END OF YEAR                                  -------------------------------------
                                                             $ 132,739          $ 30,959
UNIT TRANSACTIONS                                        =====================================
    Contributions
    Terminations and benefits                                        1             1,995
    Net transfers                                                    -               (92)
                                                                10,124               342
Net increase (decrease) in units                         -------------------------------------
                                                                10,125             2,245
                                                         =====================================


(1) For the period June 21, 1999 (commencement of operations) to December 31,
1999
(2) For the period June 2, 1999 (commencement of operations) to December 31,
1999

             Separate Account I of Integrity Life Insurance Company

                          Year Ended December 31, 1999


                                                                      SERVICE CLASS SHARES
                                                            ------------------------------------------
                                                                              EQUITY-
                                                             HIGH INCOME       INCOME         GROWTH
                                                              DIVISION (1)    DIVISION (1)  DIVISION (1)
                                                            ------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
    Net investment income (loss)                              $ (1,571)       $ (3,559)      $ (4,449)
    Net realized gain (loss) on sales of investments              (178)         (1,949)        22,418
    Change in net unrealized appreciation/depreciation
      during the period                                          2,812         (12,844)       149,950
                                                            ------------------------------------------
Net increase (decrease) in net assets
    resulting from operations                                    1,063         (18,352)       167,919
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
    RELATED TRANSACTIONS
      Contributions from contract holders                      216,707         539,735        616,550
      Contract terminations and benefits                        (3,608)        (19,343)      (187,691)
      Net transfers among investment options                    49,648          56,432        241,547
                                                            ------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
    from contract related transactions                         262,747         576,824        670,406
                                                            ------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                              263,810         558,472        838,325
Net assets, beginning of year                                        -               -              -
                                                            ------------------------------------------
NET ASSETS, END OF YEAR                                      $ 263,810       $ 558,472      $ 838,325
                                                            ==========================================
Unit transactions
    Contributions                                               21,691          54,274         58,617
    Terminations and benefits                                     (366)         (2,816)       (15,819)
    Net transfers                                                5,056           5,880         22,953
                                                            ------------------------------------------
Net increase (decrease) in units                                26,381          57,338         65,751
                                                            ==========================================

                                                                      SERVICE CLASS SHARES
                                                            ---------------------------------------
                                                                                        ASSET
                                                                     OVERSEAS          MANAGER
                                                                     DIVISION (1)     DIVISION (2)
                                                            ---------------------------------------
Increase (decrease) in net assets from operations
    Net investment income (loss)                                     $ (20,907)       $ (5,076)
    Net realized gain (loss) on sales of investments                 1,376,575              67
    Change in net unrealized appreciation/depreciation
      during the period                                                  5,304          69,135
                                                            ---------------------------------------
Net increase (decrease) in net assets
    resulting from operations                                        1,360,972          64,126

Increase (decrease) in net assets from contract
    related transactions
      Contributions from contract holders                            5,276,593         765,251
      Contract terminations and benefits                                (6,020)           (450)
      Net transfers among investment options                        (6,258,982)        137,031
                                                            ---------------------------------------
Net increase (decrease) in net assets
    from contract related transactions                                (988,409)        901,832
                                                            ---------------------------------------
Increase (decrease) in net assets                                      372,563         965,958
Net assets, beginning of year                                                -               -
                                                            ---------------------------------------
Net assets, end of year                                              $ 372,563       $ 965,958
                                                            =======================================
Unit transactions
    Contributions                                                      498,928          78,554
    Terminations and benefits                                             (486)            (45)
    Net transfers                                                     (471,168)         14,461
                                                            ---------------------------------------
Net increase (decrease) in units                                        27,274          92,970
                                                            =======================================

                                                                                     SERVICE CLASS SHARES
                                                            ---------------------------------------------------------------------
                                                                      ASSET
                                                                      MANAGER:                       GROWTH
                                                                      GROWTH       CONTRAFUND     OPPORTUNITIES      BALANCED
                                                                    DIVISION (3)  DIVISION (1)     DIVISION (4)    DIVISION (5)
                                                            ---------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
    Net investment income (loss)                                     $ (356)       $ (2,881)       $ (1,573)       $ (2,139)
    Net realized gain (loss) on sales of investments                    (76)            543            (655)         (1,544)
    Change in net unrealized appreciation/depreciation
      during the period                                               5,614          67,567           6,698           9,810
                                                            ----------------------------------------------------------------
Net increase (decrease) in net assets
    resulting from operations                                         5,182          65,229           4,470           6,127
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
    RELATED TRANSACTIONS
      Contributions from contract holders                            49,298         374,717         182,696         326,101
      Contract terminations and benefits                                  -         (32,594)         (9,656)        (33,953)
      Net transfers among investment options                         13,664         155,942         167,070         132,595
                                                            ----------------------------------------------------------------
Net increase (decrease) in net assets
    from contract related transactions                               62,962         498,065         340,110         424,743
                                                            ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    68,144         563,294         344,580         430,870
Net assets, beginning of year                                             -               -               -               -
                                                            ----------------------------------------------------------------
NET ASSETS, END OF YEAR                                            $ 68,144       $ 563,294       $ 344,580       $ 430,870
                                                            ================================================================
UNIT TRANSACTIONS
    Contributions                                                     5,085          36,538          18,335          32,815
    Terminations and benefits                                             -          (3,129)           (992)         (3,530)
    Net transfers                                                     1,436          14,777          17,115          13,460
                                                            ----------------------------------------------------------------
Net increase (decrease) in units                                      6,521          48,186          34,458          42,745
                                                            ================================================================
                                                                  SERVICE CLASS SHARES
                                                            --------------------------------
                                                                   GROWTH &
                                                                   INCOME
                                                                 DIVISION (6)    TOTAL
                                                            --------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
    Net investment income (loss)                                  $ (3,476)   $  32,109,929
    Net realized gain (loss) on sales of investments                   598       60,783,582
    Change in net unrealized appreciation/depreciation
      during the period                                             34,929       10,857,272
                                                           ---------------------------------
Net increase (decrease) in net assets
    resulting from operations                                       32,051      103,750,783
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
    RELATED TRANSACTIONS
      Contributions from contract holders                          605,331       51,539,599
      Contract terminations and benefits                            (9,360)    (178,001,916)
      Net transfers among investment options                       148,470       15,825,791
                                                           ---------------------------------
Net increase (decrease) in net assets
    from contract related transactions                             744,441     (110,636,526)
                                                           ---------------------------------
INCREASE (DECREASE) IN NET ASSETS                                  776,492       (6,885,743)
Net assets, beginning of year                                            -      700,658,531
                                                           ---------------------------------
NET ASSETS, END OF YEAR                                          $ 776,492    $ 693,772,788
                                                           =================================
UNIT TRANSACTIONS
    Contributions                                                   59,803
    Terminations and benefits                                       (1,011)
    Net transfers                                                   14,879
                                                           ----------------
Net increase (decrease) in units                                    73,671
                                                           ================


(1) For the period June 2, 1999 (commencement of operations) to December 31,
1999
(2) For the period July 7, 1999 (commencement of operations) to December 31,
1999
(3) For the period July 13, 1999 (commencement of operations) to December 31,
1999
(4) For the period June 10, 1999 (commencement of operations) to December 31,
1999
(5) For the period June 15, 1999 (commencement of operations) to December 31,
1999
(6) For the period June 3, 1999 (commencement of operations) to December 31,
1999

SEE ACCOMPANYING NOTES.

             Separate Account I of Integrity Life Insurance Company

                       Statement of Changes in Net Assets

                          Year Ended December 31, 1998


                                                               MONEY                             EQUITY-
                                                               MARKET         HIGH INCOME        INCOME           GROWTH
                                                              DIVISION         DIVISION         DIVISION         DIVISION
                                                         -------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
    Net investment income (loss)                             $ 1,708,783     $ 6,077,369       $ 6,104,940     $ 10,530,591
    Net realized gain (loss) on sales of investments                   -      (2,935,271)        7,734,921        9,584,088
    Change in net unrealized appreciation/depreciation
      during the period                                                2      (4,139,551)       (2,417,469)      10,671,604
                                                         -------------------------------------------------------------------
Net increase (decrease) in net assets
    resulting from operations                                  1,708,785        (997,453)       11,422,392       30,786,283

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
    RELATED TRANSACTIONS
      Contributions from contract holders                      6,820,438       7,712,118        13,317,643        5,126,080
      Contract terminations and benefits                      (7,202,303)     (5,434,572)      (10,388,872)      (7,372,947)
      Net transfers among investment options                  14,673,226        (408,422)       (6,346,700)      (1,799,165)
                                                         -------------------------------------------------------------------
Net increase (decrease) in net assets
    from contract related transactions                        14,291,361       1,869,124        (3,417,929)      (4,046,032)
                                                         -------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                             16,000,146         871,671         8,004,463       26,740,251
Net assets, beginning of year                                 35,945,459      52,808,793       122,405,920       83,889,625
                                                         -------------------------------------------------------------------
NET ASSETS, END OF YEAR                                     $ 51,945,605     $53,680,464     $ 130,410,383    $ 110,629,876
                                                         ===================================================================
UNIT TRANSACTIONS
    Contributions                                                428,066         442,610           361,197          108,613
    Terminations and benefits                                   (463,989)       (315,672)         (284,764)        (156,864)
    Net transfers                                                928,382         108,508          (190,039)         (36,320)
                                                         -------------------------------------------------------------------
Net increase (decrease) in units                                 892,459         235,446          (113,606)         (84,571)
                                                         ===================================================================


                                                                                INVESTMENT       ASSET
                                                                OVERSEAS        GRADE BOND      MANAGER
                                                                DIVISION         DIVISION       DIVISION
                                                         -------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
    Net investment income (loss)                             $ 2,452,485        $ 649,238     $ 7,719,996
    Net realized gain (loss) on sales of investments           2,306,106          991,906       2,690,737
    Change in net unrealized appreciation/depreciation
      during the period                                         (653,363)        (125,383)     (1,377,877)
                                                         -------------------------------------------------
Net increase (decrease) in net assets
    resulting from operations                                  4,105,228        1,515,761       9,032,856

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
    RELATED TRANSACTIONS
      Contributions from contract holders                      2,478,365        1,816,248       3,645,976
      Contract terminations and benefits                      (3,671,420)      (2,241,407)     (7,847,820)
      Net transfers among investment options                  (3,899,502)       8,728,296      (2,274,789)
                                                         -------------------------------------------------
Net increase (decrease) in net assets
    from contract related transactions                        (5,092,557)       8,303,137      (6,476,633)
                                                         -------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                               (987,329)       9,818,898       2,556,223
Net assets, beginning of year                                 40,900,329       16,627,479      69,245,536
                                                         -------------------------------------------------
NET ASSETS, END OF YEAR                                     $ 39,913,000     $ 26,446,377    $ 71,801,759
                                                         =================================================
UNIT TRANSACTIONS
    Contributions                                                113,240           88,240         135,739
    Terminations and benefits                                   (169,692)        (109,343)       (287,885)
    Net transfers                                               (196,862)         422,621         (80,153)
                                                         -------------------------------------------------
Net increase (decrease) in units                                (253,314)         401,518        (232,299)
                                                         =================================================

SEE ACCOMPANYING NOTES.

             Separate Account I of Integrity Life Insurance Company

                          Year Ended December 31, 1998



                                                                                  ASSET
                                                                                  MANAGER:                              GROWTH
                                                                  INDEX 500       GROWTH          CONTRAFUND         OPPORTUNITIES
                                                                  DIVISION       DIVISION          DIVISION            DIVISION
                                                            --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
    Net investment income (loss)                               $ 1,103,543     $ 1,241,173       $ 2,311,332          $ 184,053
    Net realized gain (loss) on sales of investments             4,749,457         742,938         4,541,199            404,631
    Change in net unrealized appreciation/depreciation
      during the period                                          8,599,375           2,449         9,669,661          1,767,710
                                                            --------------------------------------------------------------------
Net increase (decrease) in net assets
    resulting from operations                                   14,452,375       1,986,560        16,522,192          2,356,394
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
    RELATED TRANSACTIONS
      Contributions from contract holders                       17,005,436       1,633,701        10,028,589          5,240,215
      Contract terminations and benefits                        (3,561,323)       (655,361)       (4,498,873)          (450,989)
      Net transfers among investment options                     4,082,027          18,548         3,684,663          3,396,860
                                                            --------------------------------------------------------------------
Net increase (decrease) in net assets
    from contract related transactions                          17,526,140         996,888         9,214,379          8,186,086
                                                            --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                               31,978,515       2,983,448        25,736,571         10,542,480
Net assets, beginning of year                                   45,665,204      12,212,348        55,040,659          5,454,008
                                                            --------------------------------------------------------------------
NET ASSETS, END OF YEAR                                       $ 77,643,719    $ 15,195,796      $ 80,777,230       $ 15,996,488
                                                            ====================================================================
UNIT TRANSACTIONS
    Contributions                                                  678,848          88,384           460,454            404,468
    Terminations and benefits                                     (144,074)        (35,109)         (205,879)           (35,136)
    Net transfers                                                  160,904          (2,750)          148,005            266,499
                                                            --------------------------------------------------------------------
Net increase (decrease) in units                                   695,678          50,525           402,580            635,831
                                                            ====================================================================


                                                                                  GROWTH &
                                                                  BALANCED         INCOME
                                                                  DIVISION        DIVISION         TOTAL
                                                            ------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
    Net investment income (loss)                                  $ 71,776      $ (138,971)    $ 40,016,308
    Net realized gain (loss) on sales of investments                69,364         544,038       31,424,114
    Change in net unrealized appreciation/depreciation
      during the period                                            265,314       2,980,189       25,242,661
                                                            ------------------------------------------------
Net increase (decrease) in net assets
    resulting from operations                                      406,454       3,385,256       96,683,083
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
    RELATED TRANSACTIONS
      Contributions from contract holders                        1,348,464       7,724,587       83,897,860
      Contract terminations and benefits                          (264,441)       (689,902)     (54,280,230)
      Net transfers among investment options                     1,050,149       6,846,653       27,751,844
                                                            ------------------------------------------------
Net increase (decrease) in net assets
    from contract related transactions                           2,134,172      13,881,338       57,369,474
                                                            ------------------------------------------------
Increase (decrease) in net assets                                2,540,626      17,266,594      154,052,557
Net assets, beginning of year                                    1,410,528       5,000,086      546,605,974
                                                            ------------------------------------------------
NET ASSETS, END OF YEAR                                        $ 3,951,154     $22,266,680    $ 700,658,531
                                                            ================================================
UNIT TRANSACTIONS
    Contributions                                                  111,678         574,277
    Terminations and benefits                                      (20,972)        (51,837)
    Net transfers                                                   85,267         503,087
                                                            -------------------------------
Net increase (decrease) in units                                   175,973       1,025,527
                                                            ===============================

SEE ACCOMPANYING NOTES.

             Separate Account I of Integrity Life Insurance Company

                       Statement of Assets and Liabilities

                                December 31, 1999

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                          Notes to Financial Statements

                                December 31, 1999

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND NATURE OF OPERATIONS

Integrity Life Insurance Company ("Integrity") established Separate Account I (the "Separate Account") on May 19, 1986, for the purpose of issuing flexible premium variable annuity contracts ("contracts"). The Separate Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Separate Account are part of Integrity.

During 1999, Integrity was an indirect wholly owned subsidiary of ARM Financial Group, Inc. ("ARM"). Effective March 3, 2000, Integrity and its wholly owned subsidiary, National Integrity Life Insurance Company ("National"), were acquired by the Western and Southern Life Insurance Company ("W&S.") (See Note 4 of Notes to Financial Statements.)

Contract holders may allocate or transfer their account values to one or more of the Separate Account's investment divisions, or for certain contract holders, to a guaranteed interest division provided by Integrity, or both. Certain contract holders may also allocate or transfer a portion or all of their account values to one or more fixed guaranteed rate options of Integrity's Separate Account GPO. Certain contract holders may also allocate new contributions to a Systematic Transfer Option ("STO") which accumulates interest at a fixed rate. All STO contributions must be transferred to other investment divisions or to a guaranteed rate option within one year of the contribution.

The Separate Account investment divisions are invested in shares of corresponding investment portfolios of the Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III (collectively the "Fidelity VIP Funds"). The Fidelity VIP Funds are "series" type mutual funds managed by Fidelity Management and Research Company ("Fidelity Management"). The contract holder's account value in a Separate Account division will vary depending on the performance of the corresponding portfolio. The Separate Account currently has fourteen investment divisions available, each with corresponding initial class shares and service class shares. The investment objective of each division and its corresponding portfolio are the same. Set forth below is a summary of the investment objectives of the operative portfolios of the Fidelity VIP Funds at December 31, 1999 for this Separate Account.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

MONEY MARKET PORTFOLIO seeks to earn as high a level of current income while preserving capital and providing liquidity. It invests only in high-quality, U.S. dollar denominated money market securities of domestic and foreign issuers, such as certificates of deposit, obligations of governments and their agencies, and commercial paper and notes.

HIGH INCOME PORTFOLIO seeks a high current income while also considering growth of capital. It normally invests at least 65% of its total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities.

EQUITY-INCOME PORTFOLIO seeks reasonable income. The Portfolio will also consider the potential for capital appreciation. The Portfolio seeks a yield which exceeds the composite yield on the securities compromising S&P 500. It normally invests at least 65% of the Portfolio's assets in income-producing equity securities.

GROWTH PORTFOLIO seeks capital appreciation. It invests in companies that are believed to have above-average growth potential. These companies tend to have higher than average price/earnings (P/E) ratios. Companies with strong growth potential often have new products, technologies, distribution channels or other opportunities for a strong industry or market position. The stocks of these companies are often called "growth" stocks.

OVERSEAS PORTFOLIO seeks long-term growth of capital primarily through investments in foreign securities. It normally invests at least 65% of its assets in foreign securities.

INVESTMENT GRADE BOND PORTFOLIO seeks as high a level of current income as is consistent with the preservation of capital by investing in U.S.
dollar-denominated investment-grade bonds.

ASSET MANAGER PORTFOLIO seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term money market instruments.

INDEX 500 PORTFOLIO seeks to provide investment results that correspond to the total return (i.e., the combination of capital changes and income) of common stocks publicly traded in the United States. In seeking this objective, the Portfolio attempts to duplicate the composition and total return of the Standard & Poor's 500 Composite Stock Price Index while keeping transaction costs and other expenses low.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ASSET MANAGER: GROWTH PORTFOLIO is an asset allocation fund which seeks to maximize total return over the long term through investments in stocks, bonds and short-term money market instruments. The Portfolio has a neutral mix, which represents the way the fund's investments will generally be allocated over the long term. The approximate neutral mix for stocks, bonds and short-term instruments is 70%, 25% and 5%, respectively.

CONTRAFUND PORTFOLIO seeks long-term capital appreciation by investing assets primarily in common stocks. The Portfolio invests assets in securities of companies whose value may not fully be recognized by the public. The types of companies in which the Portfolio may invest include companies experiencing positive fundamental change such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earning potential has increased or is expected to increase more than generally perceived; companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term; and companies that are undervalued in relation to securities of other companies in the same industry.

GROWTH OPPORTUNITIES PORTFOLIO seeks to provide capital growth by investing primarily in common stocks. The Portfolio has the ability to purchase other types of securities, including bonds which may be lower-quality debt securities.

BALANCED PORTFOLIO seeks both income and growth of capital by investing approximately 65% of assets in stocks and other equity securities, and the remainder in bonds and other debt securities including lower-quality debt securities, when its outlook is neutral.

GROWTH & INCOME PORTFOLIO seeks high total return through a combination of current income and capital appreciation by investing mainly in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. Investments may also include bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

MID CAP PORTFOLIO invests primarily in common stocks with at least 65% of the Portfolio's total assets in securities of companies with medium market capitalizations. Medium market capitalization companies are those whose market capitalization is similar to the capitalization of companies in the S&P Mid Cap 400 at the time of the investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 65% policy.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The assets of the Separate Account are owned by Integrity. The portion of the Separate Account's assets supporting the contracts may not be used to satisfy liabilities arising out of any other business of Integrity.

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

INVESTMENTS

Investments in shares of the Fidelity VIP Funds are valued at the net asset values of the respective portfolios, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation and depreciation of investments.

Share transactions are recorded on the trade date. Realized gains and losses on sales of shares of the Fidelity VIP Funds are determined based on the identified cost basis.

Dividends from income and capital gain distributions are recorded on the ex-dividend date. Dividends and distributions from the Fidelity VIP Fund portfolios are reinvested in the respective portfolios and are reflected in the unit value of the divisions of the Separate Account.

UNIT VALUE

Unit values for the Separate Account divisions are computed at the end of each business day. The unit value is equal to the unit value for the preceding business day multiplied by a net investment factor. This net investment factor is determined based on the value of the underlying mutual fund portfolios of the Separate Account, reinvested dividends and capital gains, new premium deposits or withdrawals, and the daily asset charge for the mortality and expense risk and administrative charges. Unit values are adjusted daily for all activity in the Separate Account.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

TAXES

Operations of the Separate Account are included in the income tax return of Integrity, which is taxed as a life insurance company under the Internal Revenue Code. The Separate Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Under the provisions of the policies, Integrity has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current tax law, Integrity pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, Integrity retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

USE OF ESTIMATES

The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)



2. INVESTMENTS

The aggregate cost of portfolio shares purchased and proceeds from portfolio shares sold during 1999 and the cost of shares held at December 31, 1999 for each division were as follows:

                      DIVISION                             PURCHASES             SALES              COST
-----------------------------------------------------------------------------------------------------------------
INITIAL CLASS:
   Money Market (Grandmaster-TM-)                           $ 176,812,526      $ 173,883,903       $ 54,839,890
   Money Market (IQ Annuity -TM-)                             161,318,964        154,639,536          6,679,428
   High Income                                                104,301,298        114,042,760         42,656,929
   Equity-Income                                               13,529,515         47,171,222         86,563,492
   Growth                                                      51,656,767         52,196,376        100,565,924
   Overseas                                                    34,331,979         45,382,719         31,727,129
   Investment Grade Bond (Grandmaster-TM-)                      9,761,670         13,503,713         21,873,166
   Investment Grade Bond (IQ Annuity-TM-)                          99,132              8,628             90,548
   Asset Manager                                               14,475,074         32,066,535         48,708,363
   Index 500 (Grandmaster-TM-)                                 23,684,705         31,969,497         65,445,002
   Index 500 (IQ Annuity-TM-)                                     891,734             81,569            812,744
   Asset Manager: Growth                                        2,771,358          4,258,859         12,777,135
   Contrafund                                                  19,605,781         27,417,925         64,814,983
   Growth Opportunities                                         5,962,714          6,407,082         14,453,276
   Balanced                                                     2,615,717          1,538,167          4,763,397
   Growth & Income                                              9,526,441          8,829,222         21,601,371
SERVICE CLASS:
   Mid Cap (Grandmaster-TM-)                                      117,478                132            117,365
   Mid Cap (IQ Annuity-TM-)                                        24,777              1,076             23,768
   High Income                                                    275,278             14,234            260,866
   Equity-Income                                                  603,668             30,156            571,563
   Growth                                                         854,399            188,719            688,098
   Overseas                                                   164,517,941        165,527,368            367,148
   Asset Manager                                                  905,270              8,226            897,111
   Asset Manager: Growth                                           63,777              1,201             62,500
   Contrafund                                                     546,418             51,414            495,547
   Growth Opportunities                                           363,397             24,994            337,748
   Balanced                                                       472,645             50,116            420,985
   Growth & Income                                                764,712             23,804            741,506
                                                                                             ------------------
                                                                                                  $ 583,356,982
                                                                                             ------------------
                                                                                             ------------------

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)



3. EXPENSES

Integrity assumes mortality and expense risks and incurs certain administrative expenses related to the operations of the Separate Account and deducts a charge from the assets of the Separate Account at an annual rate. There are two contracts currently offered by the Separate Account: GrandMaster III ("Grandmaster") and IQ the SmartAnnuity ("IQ"). Grandmaster has a deferred sales load charge and lower mortality and expense annual rate. IQ has no sales load charges on its contracts and carries a higher mortality and expense annual rate. Grandmaster charges 1.20% and 0.15% and IQ charges 1.30% and 0.15% for mortality and expense risks and administrative expenses, respectively. For all contracts, an annual charge of $30 per contract is assessed if the participant's account value is less than $50,000 at the end of any participation year prior to the participant's retirement date (as defined by the participant's contract).

4. EVENTS RELATING TO INTEGRITY AND ARM

On July 29, 1999, ARM announced that it was restructuring its institutional business (the Company had no institutional business) and positioning its retail business and technology operations for the sale of ARM or its businesses or its assets. Following the July 29, 1999 announcement, the ratings of ARM and Integrity were significantly lowered several times by four major rating agencies, materially and adversely affecting Integrity's ability to market retail products and adversely affecting the persistency of its existing business during the remainder of 1999.

On December 17, 1999 ARM entered into a Purchase Agreement (the "Purchase Agreement") with W&S whereby W&S agreed to acquire Integrity and National Integrity. On March 3, 2000, W&S and ARM closed the transaction contemplated by the Purchase Agreement. The Company has been assigned a AAA (Extremely Strong) rating for financial strength by Standard & Poor's, AAA (Highest) for claims paying ability from Duff & Phelps' and A (Excellent) for financial strength from A.M. Best. It is expected that Moody's will assign similar ratings to National Integrity.

W&S is part of the Western-Southern Enterprise, a financial services group which also includes Western-Southern Life Assurance Company, Columbus Life Insurance Company, Touchstone Advisors, Inc., Fort Washington Investment Advisors, Inc., Todd Investment Advisors, Inc., Countrywide Financial Services, Capital Analysts Incorporated and Eagle Realty Group, Inc. Assets owned or under management by the group exceed $20 billion. Western and Southern is rated A++ (Superior) by A.M. Best, AAA (Highest) by Duff & Phelps, AAA (Extremely Strong) by Standard & Poor's, and Aa2 (Excellent) by Moody's.

                              Financial Statements
                                (Statutory Basis)

                                 Integrity Life
                                Insurance Company

                     YEARS ENDED DECEMBER 31, 1999 AND 1998
                       WITH REPORT OF INDEPENDENT AUDITORS

                        Integrity Life Insurance Company

                              Financial Statements
                                (Statutory Basis)

                     Years Ended December 31, 1999 and 1998




                                    CONTENTS

Report of Independent Auditors................................................1

Audited Financial Statements

Balance Sheets (Statutory Basis)..............................................2
Statements of Operations (Statutory Basis)....................................4
Statements of Changes in Capital and Surplus (Statutory Basis)................5
Statements of Cash Flows (Statutory Basis)....................................6
Notes to Financial Statements (Statutory Basis)...............................8

                         Report of Independent Auditors

Board of Directors
Integrity Life Insurance Company

We have audited the accompanying statutory basis balance sheets of Integrity Life Insurance Company as of December 31, 1999 and 1998, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Integrity Life Insurance Company at December 31, 1999 and 1998, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Integrity Life Insurance Company at December 31, 1999 and 1998, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department.


                                                         /s/ Ernst & Young LLP
Louisville, Kentucky
March 31, 2000

                        Integrity Life Insurance Company

                        Balance Sheets (Statutory Basis)


                                                                        DECEMBER 31,
                                                                    1999              1998
                                                             ---------------------------------
                                                                    (IN THOUSANDS)
ADMITTED ASSETS
Cash and invested assets:
    Bonds                                                       $ 1,363,174       $ 4,562,340
    Preferred stocks and non-affiliated common stock                 75,828            32,704
    Investment in common stock of subsidiary                         55,179            59,503
    Mortgage loans                                                    8,935            11,719
    Policy loans                                                    104,194           102,305
    Cash and short-term investments                                 177,279           412,074
    Other invested assets                                            50,405            53,435
                                                             ---------------------------------
Total cash and invested assets                                    1,834,994         5,234,080

Separate account assets                                           1,657,370         2,124,250
Accrued investment income                                            35,912            47,091
Reinsurance balances receivable                                         101             1,048
Other admitted assets                                                14,769             2,097




                                                             ---------------------------------
Total admitted assets                                           $ 3,543,146       $ 7,408,566
                                                             =================================

                                                                        DECEMBER 31,
                                                                   1999              1998
                                                              -------------------------------
                                                                       (IN THOUSANDS)
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
    Policy and contract liabilities:
      Life and annuity reserves                                $ 1,712,587       $ 1,512,538
      Funding agreement and GIC deposit fund liabilities                 -         3,508,124
      Unpaid claims                                                    120               120
      Deposits on policies to be issued, net                           766                83
                                                              -------------------------------
    Total policy and contract liabilities                        1,713,473         5,020,865

    Separate account liabilities                                 1,657,370         2,101,750
    Accounts payable and accrued expenses                            2,009             3,502
    Transfers to separate accounts due or (accrued), net           (34,299)          (59,632)
    Reinsurance balances payable                                     1,561             9,194
    Federal income taxes                                                 -                64
    Asset valuation reserve                                         24,942            34,578
    Interest maintenance reserve                                    26,706            38,637
    Other liabilities                                               66,772            12,920
                                                              -------------------------------
Total liabilities                                                3,458,534         7,161,878

Capital and surplus:
    Common stock, $2 par value, 1,500,000 shares
      authorized, issued and outstanding                             3,000             3,000
    Paid-in surplus                                                173,506           122,006
    Unassigned surplus (deficit)                                   (91,894)          121,682
                                                              -------------------------------
Total capital and surplus                                           84,612           246,688
                                                              -------------------------------
Total liabilities and capital and surplus                      $ 3,543,146       $ 7,408,566
                                                              ===============================

SEE ACCOMPANYING NOTES.

                        Integrity Life Insurance Company

                   Statements of Operations (Statutory Basis)

                                                                            YEAR ENDED DECEMBER 31,
                                                                             1999              1998
                                                                       --------------------------------
                                                                                 (IN THOUSANDS)
Premiums and other revenues:
    Premiums and annuity considerations                                  $    19,316       $     7,313
    Deposit-type funds                                                       576,356         1,868,553
    Net investment income                                                    250,298           321,469
    Amortization of the interest maintenance reserve                           2,080             2,243
    Income from separate account seed money investment                        26,600                 -
    Reserve adjustments on reinsurance ceded                                 210,442             1,033
    Other revenues                                                            39,098            19,376
                                                                       --------------------------------
Total premiums and other revenues                                          1,124,190         2,219,987

Benefits paid or provided:
    Death benefits                                                             6,588             5,528
    Annuity benefits                                                         183,245           240,573
    Surrender benefits                                                     1,245,928           297,863
    Interest on funds left on deposit                                         92,441           162,137
    Payments on supplementary contracts                                       13,155            10,982
    Increase in reserves and deposit fund liabilities                         32,323         1,216,263
                                                                       --------------------------------
Total benefits paid or provided                                            1,573,680         1,933,346

Insurance and other expenses:
    Commissions                                                               34,299            31,144
    General expenses                                                          28,602            23,542
    Taxes, licenses and fees                                                   2,627             1,483
    Net transfers to (from) separate accounts                               (511,329)          186,486
    Other expenses                                                           192,588             1,710
                                                                       --------------------------------
Total insurance and other expenses                                          (253,213)          244,365
                                                                       --------------------------------
Gain (loss) from operations before federal income taxes and
    net realized capital gains                                              (196,277)           42,276

Federal income tax expense                                                     2,706             5,456
                                                                       --------------------------------
Gain (loss) from operations before net realized capital gains               (198,983)           36,820

Net realized capital gains, excluding realized capital
    gains (losses), net of tax, transferred to the interest
    maintenance reserve (1999-$(137,773); 1998-$(1,392))                       8,284               945
                                                                       --------------------------------
Net income (loss)                                                        $  (190,699)      $    37,765
                                                                       ================================

SEE ACCOMPANYING NOTES.

                        Integrity Life Insurance Company

         Statements of Changes in Capital and Surplus (Statutory Basis)

                     Years Ended December 31, 1999 and 1998

                                                                           UNASSIGNED         TOTAL
                                             COMMON         PAID-IN         SURPLUS        CAPITAL AND
                                             STOCK          SURPLUS        (DEFICIT)         SURPLUS
                                           ----------------------------------------------------------------------------------
                                                                 (IN THOUSANDS)
Balance, January 1, 1998                    $ 3,000       $ 113,109       $  95,651         $ 211,760
Net income                                                                   37,765            37,765
Net change in unrealized gain
     of subsidiary                                                            5,475             5,475
Net change in nonadmitted assets
      and related items                                                           1                 1
Increase in asset valuation reserve                                         (11,210)          (11,210)
Capital contribution, net                                     8,897                             8,897
Dividends to shareholder                                                     (6,000)           (6,000)
                                           -----------------------------------------------------------
Balance, December 31, 1998                    3,000         122,006         121,682           246,688

Net loss                                                                   (190,699)         (190,699)
Net change in unrealized gain
     of subsidiary                                                           (4,324)           (4,324)
Net change in nonadmitted
     assets and related items                                                  (589)             (589)
Change in reserve (change
     in valuation basis)                                                      3,000             3,000
Decrease in asset valuation reserve                                           9,636             9,636
Change in surplus in
     separate accounts                                                      (26,600)          (26,600)
Capital contribution                                         51,500                            51,500
Dividends to shareholder                                                     (4,000)           (4,000)
                                           -----------------------------------------------------------
Balance, December 31, 1999                  $ 3,000       $ 173,506       $ (91,894)        $  84,612
                                           ===========================================================

SEE ACCOMPANYING NOTES.

                        Integrity Life Insurance Company

                   Statements of Cash Flows (Statutory Basis)


                                                                           YEAR ENDED DECEMBER 31,
                                                                            1999             1998
                                                                    ---------------------------------
                                                                           (IN THOUSANDS)
OPERATIONS:
    Premiums, policy proceeds, and other
      considerations received                                          $   595,672       $ 1,875,866
    Net investment income received                                         261,225           315,760
    Commission and expense allowances received
      on reinsurance ceded                                                 222,417               904
    Benefits paid                                                       (1,449,145)         (555,176)
    Insurance expenses paid                                                (67,022)          (55,204)
    Other income received net of other expenses paid                         2,080            17,100
    Net transfers from (to) separate accounts                              536,663          (204,091)
    Federal income taxes paid                                              (10,689)           (1,814)
                                                                    ---------------------------------
Net cash provided by operations                                             91,201         1,393,345

INVESTMENT ACTIVITIES:
Proceeds from sales, maturities, or repayments
    of investments:
      Bonds                                                              1,195,883         4,854,879
      Preferred stocks                                                      34,428            86,730
      Mortgage loans                                                         2,784             1,467
      Other invested assets                                                 19,918            63,054
      Net gains (losses) on cash and short-term investments                     18               580
      Profit on sale or maturity of derivative instruments                  13,633                 -
      Miscellaneous proceeds                                                 2,676             1,050
                                                                    ---------------------------------
Total investment proceeds                                                1,269,340         5,007,760
Benefits recovered (taxes paid) on capital gains                             1,077            (3,264)
                                                                    ---------------------------------
Net proceeds from sales, maturities, or repayments
    of investments                                                       1,270,417         5,004,496

                        Integrity Life Insurance Company

                                                                     YEAR ENDED DECEMBER 31,
                                                                     1999              1998
                                                               --------------------------------
                                                                     (IN THOUSANDS)
Cost of investments acquired:
    Bonds                                                          1,589,428         5,980,098
    Preferred and common stocks                                       70,728            60,158
    Other invested assets                                             19,112            85,759
    Miscellaneous applications                                           813             2,731
                                                               --------------------------------
Total cost of investments acquired                                 1,680,081         6,128,746
Net increase in policy loans and premium notes                         1,889             2,773
                                                               --------------------------------
Net cash used in investment activities                              (411,553)       (1,127,023)

FINANCING AND MISCELLANEOUS ACTIVITIES:
Other cash provided:
    Capital and surplus paid-in                                       51,500             8,897
    Seed redemption from separate account                             22,500                 -
    Cash from term loans                                              19,152                 -
    Other sources                                                     13,263             7,631
                                                               --------------------------------
Total other cash provided                                            106,415            16,528

Other cash applied:
    Dividends to shareholder                                           4,000             6,000
    Other applications, net                                           16,858            66,018
                                                               --------------------------------
Total other cash applied                                              20,858            72,018
                                                               --------------------------------
Net cash provided by (used in) financing and
    miscellaneous activities                                          85,557           (55,490)
                                                               --------------------------------

Net increase (decrease) in cash and short-term investments          (234,795)          210,832

Cash and short-term investments at beginning of year                 412,074           201,242
                                                               --------------------------------
Cash and short-term investments at end of year                   $   177,279       $   412,074
                                                               ================================

SEE ACCOMPANYING NOTES.

                        Integrity Life Insurance Company

                 Notes to Financial Statements (Statutory Basis)

                                December 31, 1999


1. ORGANIZATION AND ACCOUNTING POLICIES

ORGANIZATION

Integrity Life Insurance Company (the "Company") and its wholly-owned insurance subsidiary, National Integrity Life Insurance Company ("National Integrity") are indirect wholly owned subsidiaries of ARM Financial Group, Inc. ("ARM"). The Company is domiciled in the state of Ohio. The Company is currently licensed in 46 states and the District of Columbia, and National Integrity specialize in the asset accumulation business with particular emphasis on retirement savings and investment products.

On December 17, 1999, ARM entered into a Purchase Agreement (the "Purchase Agreement") with The Western and Southern Life Insurance Company ("W&S") whereby W&S agreed to acquire ARM's insurance subsidiaries, Integrity and National Integrity, the ("Insurance Subsidiaries").

On March 3, 2000, ARM closed the transaction contemplated by the Purchase Agreement (the "Closing"). Under the terms of the Purchase Agreement, the purchase price of $119.3 million is subject to a number of downward price adjustments (see below) and was placed in an escrow account. ARM does not expect any remaining proceeds in the escrow (after any such downward adjustments) to be distributed from the escrow prior to the 12 month anniversary of the Closing.

The $119.3 million purchase price may be decreased to the extent that the sum of the Insurance Subsidiaries' statutory surplus and asset valuation reserves set forth on the Insurance Subsidiaries' final February 29, 2000 balance sheet (less certain enumerated items) is more than $1 million less than the sum of the Insurance Subsidiaries' statutory surplus and asset valuation reserves set forth in the Insurance Subsidiaries September 30, 1999 statutory financial statements plus $2.2 million. The purchase price may be increased to the extent that the sum of the Insurance Subsidiaries' statutory surplus and asset valuation reserves set forth on the Insurance Subsidiaries' final February 29, 2000 balance sheet (less certain enumerated items) is more than $1 million greater than the sum of the Insurance Subsidiaries' statutory surplus and asset valuation reserves set forth on the Insurance Subsidiaries' September 30, 1999 statutory financial statements plus $2.2 million.

                        Integrity Life Insurance Company

ORGANIZATION AND ACCOUNTING POLICIES (CONTINUED)

Subject to certain specified limitations, the purchase price may also be decreased to the extent of any losses by W&S arising out of any inaccuracy in or breach of any of ARM's representations, warranties or covenants.

The purchase price may be further decreased to the extent of any "losses" from the sales or deemed sales of certain securities owned by the Insurance Subsidiaries (the "Securities"). The Securities, which the parties have agreed are to be sold, are set forth on a confidential list. "Losses" are calculated as the aggregate amount by which the "carrying value" of the Securities exceeds the aggregate net sale proceeds from the sales or deemed sales of the Securities. The aggregate "carrying value" of the Securities as of February 29, 2000 was $453.5 million. Losses of $4.7 million have been recognized on securities sold subsequent to entering into the sale transaction.

BASIS OF PRESENTATION

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance. Such practices vary from accounting principles generally accepted in the United States ("GAAP"). The more significant variances from GAAP are as follows:

INVESTMENTS

Investments in bonds and preferred stocks are reported at amortized cost or fair value based on the National Association of Insurance Commissioners' ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of shareholder's equity for those designated as available-for-sale. In addition, fair values of certain investments in bonds and stocks are based on values specified by the NAIC, rather than on actual or estimated fair values used for GAAP.

Realized gains and losses are reported in income net of income tax and transfers to the interest maintenance reserve. Changes between cost and admitted investment asset amounts are credited or charged directly to unassigned surplus rather than to a separate surplus account. The Asset Valuation Reserve is determined by an NAIC prescribed formula and is reported as

                        Integrity Life Insurance Company

1. ORGANIZATION AND ACCOUNTING POLICIES (CONTINUED)

a liability rather than unassigned surplus. Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold using the seriatim method. The net deferral is reported as the Interest Maintenance Reserve in the accompanying balance sheets. Under GAAP, realized gains and losses are reported in the income statement on a pretax basis in the period that the asset giving rise to the gain or loss is sold and include provisions when there has been a decline in asset values deemed other than temporary.

SUBSIDIARY

The accounts and operations of the Company's subsidiary are not consolidated with the accounts and operations of the Company as would be required under GAAP.

POLICY ACQUISITION COSTS

Costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to investment-type products, to the extent recoverable from future gross profits, are amortized generally in proportion to the emergence of gross profits over the estimated term of the underlying policies.

NONADMITTED ASSETS

Certain assets designated as "nonadmitted," principally receivables greater than 90 days past due, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus.

PREMIUMS AND BENEFITS

Revenues include premiums and deposits received and benefits include death benefits paid and the change in policy reserves. Under GAAP, such premiums and deposits received are accounted for as a deposit liability and therefore not recognized as premium revenue; benefits paid equal to the policy account value are accounted for as a return of deposit instead of benefit expense.

                        Integrity Life Insurance Company

1. ORGANIZATION AND ACCOUNTING POLICIES (CONTINUED)

BENEFIT RESERVES

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on expected experience or actual account balances as would be required under GAAP.

FEDERAL INCOME TAXES

Deferred federal income taxes are not provided for differences between the financial statement amounts and tax bases of assets and liabilities.

STATEMENT OF CASH FLOWS

Cash and short-term investments in the statement of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of the foregoing variances from GAAP on the accompanying statutory basis financial statements are as follows:

                                                                 YEAR ENDED DECEMBER 31,
                                                                 1999              1998
                                                            --------------------------------
                                                                  (IN THOUSANDS)
Net income (loss) as reported in the accompanying
   statutory basis financial statements                      $  (190,699)     $    37,765

Deferred policy acquisition costs, net of amortization            12,357           22,694
Adjustments to customer deposits                                 (10,053)          (7,082)
Adjustments to invested asset carrying values at
   acquisition date                                                 (810)            (226)
Amortization of value of insurance in force                       (5,629)          (5,426)
Amortization of interest maintenance reserve                      (2,080)          (2,243)
Adjustments for realized investment losses                       (79,279)          (4,043)
Adjustments for federal income tax expense                       (45,797)          (4,623)
Investment in subsidiary                                          (1,500)          11,561
Eliminate dividend income from subsidiary                              -           (2,771)
Other                                                             36,732            2,237
                                                            --------------------------------
Net income (loss), GAAP basis                                $  (286,758)     $    47,843
                                                            ================================

                        Integrity Life Insurance Company

1. ORGANIZATION AND ACCOUNTING POLICIES (CONTINUED)

                                                                      YEAR ENDED DECEMBER 31,
                                                                       1999              1998
                                                                  ------------------------------
                                                                         (IN THOUSANDS)
Capital and surplus as reported in the accompanying
   statutory basis financial statements                            $    84,612      $   246,688

Adjustments to customer deposits                                      (151,448)        (165,471)
Adjustments to invested asset carrying values at
   acquisition date                                                    (25,667)             436
Asset valuation reserve and interest maintenance reserve                51,648           73,215
Value of insurance in force                                             24,193           27,097
Goodwill                                                                     -            2,968
Deferred policy acquisition costs                                       93,762           79,679
Adjustments to investment in subsidiary excluding net
   unrealized gains (losses)                                            28,321           25,497
Net unrealized gains (losses) on available-for-sale
   securities                                                         (202,554)        (123,124)
Other                                                                  (25,054)          29,517
                                                                  ------------------------------

Shareholder's equity (deficit), GAAP basis                         $  (122,187)     $   196,502
                                                                  ==============================

Other significant accounting practices are as follows:

INVESTMENTS

Bonds, preferred stocks, common stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:

     Bonds and short-term investments are reported at cost or amortized cost. The discount or premium on bonds is amortized using the interest method. For loan-backed bonds and structured securities, anticipated prepayments are considered when determining the amortization of discount or premium. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker-dealer survey values or internal estimates. These assumptions are consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities.

                        Integrity Life Insurance Company

1. ORGANIZATION AND ACCOUNTING POLICIES (CONTINUED)

     Preferred stocks are reported at cost.

     The Company's investment in its insurance subsidiary is reported at the equity in the underlying statutory basis of National Integrity's net assets. Changes in the admitted asset carrying amount of the investment are credited or charged directly to unassigned surplus.

     Short-term investments include investments with maturities of less than one year at the date of acquisition.

Mortgage loans and policy loans are reported at unpaid principal balances.

Realized capital gains and losses are determined using the average cost method.

BENEFITS

Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Ohio Department of Insurance. The Company waives deduction of deferred fractional premiums upon the death of life and annuity policy insureds and does not return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserve. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the non-level incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves.

Tabular interest, tabular less actual reserve released, and tabular cost have been determined by formula as prescribed by the NAIC.

Interest on funds left on deposit represents interest credited on funding agreements and GIC deposit fund liabilities. Interest credited on all other life and annuity reserves is included as a component of annuity or surrender benefits.

                        Integrity Life Insurance Company

1. ORGANIZATION AND ACCOUNTING POLICIES (CONTINUED)

REINSURANCE

Reinsurance premiums, benefits and expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits and expenses, and the reserves for policy and contract liabilities are reported net, rather than gross, of reinsured amounts.

SEPARATE ACCOUNTS

Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity contracts and institutional funding agreements. Separate account assets are reported at fair value. Surrender charges collectible by the general account in the event of variable annuity contract surrenders are reported as a negative liability rather than an asset pursuant to prescribed NAIC accounting practices. Policy related activity involving cashflows, such as premiums and benefits, are reported in the accompanying statements of income in separate line items combined with related general account amounts. Investment income and interest credited on deposits held in guaranteed separate accounts are included in the accompanying statements of income as a net amount included in net transfers to (from) separate accounts. The Company receives administrative fees for managing the nonguaranteed separate accounts and other fees for assuming mortality and certain expense risks. Such fees are included in other revenues.

USE OF ESTIMATES

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

                        Integrity Life Insurance Company

2. PERMITTED STATUTORY ACCOUNTING PRACTICES

The Company's statutory basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the Ohio Department of Insurance. "Prescribed" statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future. In 1998, both the NAIC and the Ohio Department of Insurance adopted codified statutory accounting principles ("Codification") with an effective date of January 1, 2001. Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory basis financial statements. The Company has not yet determined the impact of Codification to its statutory basis financial statements.

3. INVESTMENTS

The cost or amortized cost and the fair value of investments in bonds are summarized as follows:

                                       COST OR          GROSS          GROSS
                                      AMORTIZED       UNREALIZED     UNREALIZED
                                        COST            GAINS          LOSSES        FAIR VALUE
                                    ------------------------------------------------------------
                                                           (IN THOUSANDS)
At December 31, 1999:
Mortgage-backed securities           $  351,180      $      382      $       -      $  351,562
Corporate securities                    827,300           3,932          47,704        783,529
Asset-backed securities                 131,566               -           4,010        127,556
U.S. Treasury securities and
   obligations of U.S. government
   agencies                              41,562             360           1,638         40,284
Foreign governments                       7,671               -             371          7,300
States and political
   subdivisions                           3,895             159               -          4,054
                                    ------------------------------------------------------------
Total bonds                          $1,363,174      $    4,834      $   53,723     $1,314,285
                                    ============================================================

                        Integrity Life Insurance Company

3. INVESTMENTS (CONTINUED)

                                       COST OR        GROSS         GROSS
                                      AMORTIZED     UNREALIZED    UNREALIZED
                                        COST          GAINS         LOSSES     FAIR VALUE
                                    ------------------------------------------------------
                                                              (IN THOUSANDS)
At December 31, 1998:
Mortgage-backed securities           $1,969,989    $        -     $       -    $1,969,989
Corporate securities                  1,803,209         5,445        53,873     1,754,781
Asset-backed securities                 497,116             -             -       497,116
U.S. Treasury securities and
   obligations of U.S.
   government agencies                  258,659           206           741       258,124
Foreign governments                      29,412             -           999        28,413
States and political
   subdivisions                           3,955           158             -         4,113
                                    ------------------------------------------------------
Total bonds                          $4,562,340    $    5,809     $  55,613    $4,512,536
                                    ======================================================

Fair values are based on published quotations of the Securities Valuation Office of the NAIC. Fair values generally represent quoted market value prices for securities traded in the public marketplace, or analytically determined values using bid or closing prices for securities not traded in the public marketplace. However, for certain investments for which the NAIC does not provide a value, the Company uses the amortized cost amount as a substitute for fair value in accordance with prescribed guidance. As of December 31, 1999 and 1998, the fair value of investments in bonds includes $0.9 billion and $3.8 billion, respectively, of bonds that were valued at amortized cost.

                        Integrity Life Insurance Company

3. INVESTMENTS (CONTINUED)

A summary of the cost or amortized cost and fair value of the Company's investments in bonds at December 31, 1999, by contractual maturity, is as follows:

                                                  COST OR
                                                 AMORTIZED           FAIR
                                                   COST              VALUE
                                            ----------------------------------
                                                    (IN THOUSANDS)
Years to maturity:
   One or less                                  $        -       $        -
   After one through five                           52,155           49,654
   After five through ten                          140,261          135,928
   After ten                                       688,012          649,584
   Asset-backed securities                         131,566          127,556
   Mortgage-backed securities                      351,180          351,563
                                            ----------------------------------

Total                                           $1,363,174       $1,314,285
                                            ==================================

The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their life.

Proceeds from the sales of investments in bonds during 1999 and 1998 were $4.6 billion, which includes $3.4 billion of assets recaptured by General American (see Note 5), and $4.1 billion; gross gains of $6.9 million and $26.5 million, and gross losses of $202.2 million and $26.8 million were realized on those sales, respectively.

At December 31, 1999 and 1998, bonds with an admitted asset value of $5,651,000 and $7,521,000, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

                        Integrity Life Insurance Company

3. INVESTMENTS (CONTINUED)

Unrealized gains and losses on investment in subsidiary are reported directly in surplus and do not affect operations. The gross unrealized gains and losses on, and the cost and fair value of, the investment are summarized as follows:

                                                        GROSS         GROSS
                                                      UNREALIZED    UNREALIZED
                                          COST          GAINS         LOSSES        FAIR VALUE
                                    -----------------------------------------------------------
                                                                (IN THOUSANDS)
At December 31, 1999:
   Subsidiary                          $   17,943    $   37,356     $        -     $    55,299
                                    ===========================================================

At December 31, 1998:
   Subsidiary                          $   17,823    $   41,680     $        -     $    59,503
                                    ===========================================================

The Company's mortgage loan portfolio is primarily comprised of agricultural loans. The Company made no new investments in mortgage loans during 1999. The maximum percentage of any one loan to the value of the security at the time of the loan exclusive of any purchase money mortgages was 75%. Fire insurance is required on all properties covered by mortgage loans. As of December 31, 1999, the Company held no mortgages with interest more than one year past due. During 1999, no interest rates of outstanding mortgage loans were reduced. No amounts have been advanced by the Company.

                        Integrity Life Insurance Company

3. INVESTMENTS (CONTINUED)

Major categories of the Company's net investment income are summarized as follows:

                                                       YEAR ENDED DECEMBER 31,
                                                       1999              1998
                                                   ----------------------------
                                                           (IN THOUSANDS)
Income:
   Bonds                                            $  229,082      $  299,122
   Preferred stocks                                      5,027           3,226
   Dividend from subsidiary                                  -           2,771
   Mortgage loans                                          850           1,100
   Policy loans                                          7,873           7,544
   Cash and short-term investments                       8,697          15,335
   Other investment income                               2,760           2,091
                                                   ----------------------------
Total investment income                                254,289         331,189

Investment expenses                                     (2,977)         (2,807)
Interest expense on repurchase agreements               (1,014)         (6,913)
                                                   ----------------------------

Net investment income                               $  250,298      $  321,469
                                                   ============================

4. DERIVATIVE INSTRUMENTS

The Company offers equity-indexed products through its separate accounts that meet consumer demand for equity investments with downside protection. In connection with this product the Company has 215 S&P 500 futures contracts outstanding as of December 31, 1999 from the Chicago Mercantile Exchange. The Company acquired the futures through the use of a margin account whereby the Company maintains a minimum cash balance of approximately $10,000 per contract. Should the S&P 500 fall below the level determined at the acquisition date, the Company would be required to add additional cash to the margin account based on the change in the S&P 500's market value. Should the S&P 500 increase from its level at the inception of the contract, cash would be added by the counterparty to the margin account. Unrealized market value gains on the futures recorded in the separate accounts statement of operations to hedge against the Company's obligation to pay equity-indexed returns to policy holders.

                        Integrity Life Insurance Company

4. DERIVATIVE INSTRUMENTS (CONTINUED)

During 1998, the Company entered into total yield swap transactions with two affiliates of the Company, 312 Certificate Company ("312CC") and 212 Certificate Company ("212CC"). 312CC and 212CC were established as special purpose entities to offer privately placed institutional face-amount certificates. These swaps are considered off-balance sheet items.

The swap transactions generally provide that the Company pays an amount that approximates the interest credited to be paid to certificate holders plus outside credit enhancement fees and receives the book income of the 312CC and 212CC investment portfolios, less investment advisory expenses. The Company accounts for the swap activity in its guaranteed separate account. During 1999, the Company recorded approximately $2.3 million and $1.4 million of net investment income from 312CC and 212CC, respectively in its separate account summary of operations.

During 1999, certain events caused the 312CC and 212CC institutional face-amount certificates to be paid prior to their stated maturity dates. At the payment dates, the fair value of the 312CC and 212CC investment portfolios were less than account value, as such, the swap transactions provided that the Company contribute the difference. Accordingly, expense charges of approximately $13.8 million and $23.7 million were recognized to terminate the swap transactions with 312CC and 212CC, respectively. As of December 31, 1999, the company had notes payable outstanding of $7.8 million and $16.4 million for the above described swap transactions for 312CC and 212CC, respectively. Pursuant to the sale of the Company, the $7.8 million note will be reduced to $6.0 million and the $16.4 million note will be reduced to $12 million. The notes accrue interest at a rate based on LIBOR until paid in full.

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to the financial instruments, but does not expect any counterparties to fail to meet their obligations given their high credit ratings.

5. REINSURANCE

Consistent with prudent business practices and the general practice of the insurance industry, the Company reinsures risks under certain of its insurance products with other insurance companies through reinsurance agreements. Through these reinsurance agreements, substantially all mortality risks associated with single premium endowment and variable

                        Integrity Life Insurance Company

5. REINSURANCE (CONTINUED)

annuity deposits and substantially all risks associated with variable life business have been reinsured with non-affiliated insurance companies. A contingent liability exists with respect to insurance ceded which would become a liability should the reinsurer be unable to meet the obligations assumed under these reinsurance agreements.

The effect of reinsurance on premiums, annuity considerations and deposit-type funds is as follows:

                                                      YEAR ENDED DECEMBER 31,
                                                       1999              1998
                                                   ----------------------------
                                                           (IN THOUSANDS)
Direct premiums and amounts assessed
  against policyholders                             $  562,982      $  421,637
Reinsurance assumed                                    271,144       1,474,079
Reinsurance ceded                                     (238,454)        (19,850)
                                                   ----------------------------
Net premiums, annuity considerations and
  deposit-type funds                                $  595,672      $1,875,866
                                                   ============================

In 1999 and 1998, the Company assumed $271.0 million and $1.5 billion, respectively, in funding agreement and GIC deposits through a 50% coinsurance agreement with General American Life Insurance Company.

REINSURANCE AND FUNDING AGREEMENT RECAPTURE

As part of an institutional restructuring, on August 3, 1999, the Company and General American Life Insurance Company ("General American") completed a transaction whereby General American recaptured approximately $3.4 billion of assets and related liabilities (GICs and funding agreements) previously ceded through a reinsurance agreement to the Company (the "Transaction"). The Transaction, which terminated the reinsurance and related agreements, including a marketing partnership agreement, was effective as of July 26, 1999. These assets and related liabilities were part of a joint product development, marketing and reinsurance relationship with General American involving funding agreements and GICs.

                        Integrity Life Insurance Company

5. REINSURANCE (CONTINUED)

As a result of the Transaction, the Company recorded a loss on reinsurance recapture of approximately $146 million during the third quarter of 1999 primarily due to interest rate related decreases in the fair value of investment securities recaptured by General American. Surplus was reduced by approximately $95 million on this transaction as a $51.5 million capital contribution was made by ARM to the Company as part of the Transaction. In addition, the Company recorded a loss and reduction in surplus of approximately $40 million to discharge an institutional liability in its separate accounts. The Company does not intend to pursue additional institutional spread or institutional fee business, nor does the Company have any remaining institutional business outstanding.

6. FEDERAL INCOME TAXES

The Company files a consolidated return with National Integrity. The method of allocation between the companies is based on separate return calculations with current benefit being given for the use of National Integrity's losses and credits in the consolidated return.

Income before income taxes differs from taxable income principally due to value of insurance in force, interest maintenance reserves, and differences in policy and contract liabilities and investment income for tax and financial reporting purposes.

7. SURPLUS

The ability of the Company to pay dividends is limited by state insurance laws. Under Ohio insurance laws, the Company may pay dividends, without the approval of the Ohio Director of Insurance, only from earned surplus and those dividends may not exceed (when added to other dividends paid in the proceeding 12 months) the greater of (i) 10% of the Company's statutory capital and surplus as of the preceding December 31, or (ii) the Company's statutory net income for the preceding year. The Company may not pay any dividends during 2000 without prior approval.

Under New York insurance laws, National Integrity may pay dividends to the Company only out of its earnings and surplus, subject to at least thirty days prior notice to the New York Insurance Superintendent and no disapproval from the Superintendent prior to the date of such dividend. The Superintendent may disapprove a proposed dividend if the Superintendent finds that the financial condition of National Integrity does not warrant such distribution. During 1999, the Company did not receive any dividends from National Integrity.

                        Integrity Life Insurance Company

7. SURPLUS (CONTINUED)

The NAIC's Risk-Based Capital ("RBC") requirements attempt to evaluate the adequacy of a life insurance company's adjusted statutory capital and surplus in relation to investment, insurance and other business risks. The RBC formula is used by the states as an early warning tool to identify possible under-capitalized companies for the purpose of initiating regulatory action and is not designed to be a basis for ranking the financial strength of insurance companies. In addition, the formula defines a new minimum capital standard which supplements the previous system of low fixed minimum capital and surplus requirements. The RBC requirements provide for four different levels of regulatory attention depending on the ratio of the company's adjusted capital and surplus to its RBC. As of December 31, 1999 and 1998, the adjusted capital and surplus of the Company is in excess of the minimum level of RBC that would require regulatory response.

8. ANNUITY RESERVES

At December 31, 1999 and 1998, the Company's general and separate account annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal without adjustment, and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                            AMOUNT           PERCENT
                                                                       ------------------------------
                                                                        (IN THOUSANDS)
At December 31, 1999:
   Subject to discretionary withdrawal (with adjustment):
     With market value adjustment                                         $  391,598          12.9%
     At book value less surrender charge of 5% or more                       444,529          14.7
     At market value                                                       1,116,396          36.8
                                                                       ------------------------------
   Total with adjustment or at market value                                1,952,523          64.4
   Subject to discretionary withdrawal (without adjustment)
     at book value with minimal or no charge or adjustment                   449,887          14.8
   Not subject to discretionary withdrawal                                   629,132          20.8
                                                                       ------------------------------
   Total annuity reserves and deposit fund liabilities (before
     reinsurance)                                                          3,031,542         100.0%
                                                                                        =============
   Less reinsurance ceded                                                    (35,631)
                                                                       --------------
Net annuity reserves and deposit fund liabilities                         $2,995,911
                                                                       ==============

                        Integrity Life Insurance Company

8. ANNUITY RESERVES (CONTINUED)

                                                                           AMOUNT          PERCENT
                                                                       ----------------------------
                                                                       (IN THOUSANDS)
At December 31, 1998:
   Subject to discretionary withdrawal (with adjustment):
     With market value adjustment                                       $  404,623           6.0%
     At book value less surrender charge of 5% or more                     215,430           3.2
     At market value                                                     1,019,880          15.1
                                                                       ---------------------------
   Total with adjustment or at market value                              1,639,933          24.3
   Subject to discretionary withdrawal (without adjustment)
     at book value with minimal or no charge or adjustment               4,500,408          66.7
   Not subject to discretionary withdrawal                                 607,460           9.0
                                                                       ---------------------------
   Total annuity reserves and deposit fund liabilities (before
     reinsurance)                                                        6,747,801         100.0%
                                                                                        ==========
   Less reinsurance ceded                                                  (28,045)
                                                                       ------------
Net annuity reserves and deposit fund liabilities                       $6,719,756
                                                                       ============

                        Integrity Life Insurance Company

9. SEPARATE ACCOUNTS

The Company's guaranteed separate accounts include indexed products (i.e., equity-indexed annuities and an institutional funding agreement) and non-indexed products and options (i.e., guaranteed rate options and systematic transfer options). The guaranteed rate options are sold as a fixed annuity product or as an investment option within the Company's variable annuity products. The Company's equity-indexed annuities provide participation in the S&P 500 Price Index.

The Company's nonguaranteed separate accounts primarily include variable annuities. The net investment experience of variable annuities is credited directly to the policyholder and can be positive or negative. Assets held in separate accounts are carried at estimated fair values. Information regarding the separate accounts of the Company as of and for the year ended December 31, 1999 is as follows:


                                             SEPARATE ACCOUNTS WITH
                                                   GUARANTEES
                                           -----------------------------
                                                            NONINDEXED     NONGUARANTEED
                                                            GUARANTEED       SEPARATE
                                              INDEXED      MORE THAN 4%      ACCOUNTS          TOTAL
                                           -------------------------------------------------------------
                                                                     (IN THOUSANDS)
Premiums, deposits and other
   considerations                           $     9,177     $   84,662     $   142,145     $   235,984
                                           =============================================================

Reserves for separate accounts with
   assets at fair value                     $   107,197     $  364,996     $ 1,150,849     $ 1,623,042
                                           =============================================================

Reserves for separate accounts by
  withdrawal characteristics:
     Subject to discretionary
       withdrawal (with adjustment):
         With market adjustment             $    58,373    $   333,225     $         -     $   391,598
         At book value without
           market value adjustment
           and with current surrender
           charge of 5% or more                       -         31,771               -          31,771
         At market value                              -              -       1,150,849       1,150,849
                                           -------------------------------------------------------------
     Total with adjustment or at
       market value                              58,373        364,996       1,150,849       1,574,218
     Not subject to discretionary
       withdrawal                                48,824              -               -          48,824
                                           -------------------------------------------------------------
Total separate accounts reserves            $   107,197    $   364,996     $ 1,150,849     $ 1,623,042
                                           =============================================================

                        Integrity Life Insurance Company

9. SEPARATE ACCOUNTS (CONTINUED)

A reconciliation of the amounts transferred to and from the separate accounts for the years ended December 31, 1999 and 1998 is presented below:

                                                                   1999              1998
                                                               -------------------------------
                                                                       (IN THOUSANDS)
Transfers as reported in the Summary of Operations of
    the Separate Accounts Statement:
     Transfers to separate accounts                             $   235,977      $   350,917
     Transfers from separate accounts                              (748,943)        (166,508)
                                                               --------------------------------
Net transfers to separate accounts                                 (512,966)         184,409

Reconciling adjustments:
Policy deductions and other expense reported as other
    revenues                                                          1,637            2,077
                                                               -------------------------------
Transfers as reported in the Summary of Operations of
   the Life, Accident and Health Annual Statement               $  (511,329)     $   186,486
                                                               ===============================

10. FAIR VALUES OF FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standards ("SFAS") No. 107, "Disclosures About Fair Value of Financial Instruments," requires disclosure of fair value information about all financial instruments, including insurance liabilities classified as investment contracts, unless specifically exempted. The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accordingly, the aggregate fair value amounts presented do not necessarily represent the underlying value of such instruments. For financial instruments not separately disclosed below, the carrying amount is a reasonable estimate of fair value.

                        Integrity Life Insurance Company

10. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

                                               DECEMBER 31, 1999                  DECEMBER 31, 1998
                                         ---------------------------------------------------------------
                                            CARRYING          FAIR            CARRYING          FAIR
                                             AMOUNT           VALUE            AMOUNT           VALUE
                                         ---------------------------------------------------------------
                                                                       (IN THOUSANDS)
Assets:
   Bonds                                  $1,363,174       $1,171,131        $4,562,340      $4,390,941
   Preferred stocks                           75,828           66,369            32,704          32,643
   Mortgage loans                              8,935            8,935            11,719          11,719
   Cash and short-term investments           177,279          177,279           412,074         412,074

Liabilities:
   Life and annuity reserves for
     investment-type contracts and
     deposit fund liabilities             $1,408,722       $1,397,952        $4,705,091      $4,669,365
   Separate accounts annuity reserves      1,588,589        1,573,192         2,016,056       2,001,161

BONDS AND PREFERRED STOCKS

Fair values for bonds and preferred stocks are based on quoted market prices where available. For bonds and preferred stocks for which a quoted market price is not available, fair values are estimated using internally calculated estimates or quoted market prices of comparable investments.

MORTGAGE LOANS AND CASH AND SHORT-TERM INVESTMENTS

The carrying amount of mortgage loans and cash and short-term investments approximates their fair value.

LIFE AND ANNUITY RESERVES FOR INVESTMENT-TYPE CONTRACTS AND DEPOSIT FUND LIABILITIES

The fair value of single premium immediate annuity reserves are based on discounted cash flow calculations using a market yield rate for assets with similar durations. The fair value of institutional deposits represents the estimated present value of cash flows using current market rates and the duration of the liabilities. The fair value of deposit fund

                        Integrity Life Insurance Company

10. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

liabilities and the remaining annuity reserves are primarily based on the cash surrender values of the underlying contracts.

SEPARATE ACCOUNTS ANNUITY RESERVES

The fair value of separate accounts annuity reserves for investment-type products equals the cash surrender values.

11. RELATED PARTY TRANSACTIONS

Effective January 1, 1995, the Company entered into an Administrative Services and an Investment Services Agreement with ARM. ARM performs certain administrative and special services for the Company to assist with its business operations. The services include policyholder services; accounting, tax and auditing; underwriting; marketing and product development; functional support services; payroll functions; personnel functions; administrative support services; and investment functions. During 1999 and 1998, the Company was charged $32.5 million and $27.2 million, respectively, for these services in accordance with the requirements of applicable insurance law and regulations. In conjunction with the Closing, such agreements were terminated.

12. CONCENTRATION OF CREDIT RISK

At December 31, 1999, the Company held unrated or less-than-investment grade bonds of $157 million with an aggregate fair value of $117 million. Those holdings amounted to 10% of the Company's investments in bonds and less than 5% of the Company's total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds. These evaluations are considered by the Company.

                        Integrity Life Insurance Company

13. DIRECT PREMIUMS WRITTEN BY MANAGING GENERAL AGENTS/THIRD PARTY
ADMINISTRATORS

     The Company issued business through the following managing general agents in 1999:

                                                                                                              Total
                                                    Exclusive         Type of             Authority          Premiums
        Name and Address                EIN         Contract     Business Written          Granted            Written
--------------------------------------------------------------------------------------------------------------------------
Signature Financial Services
550 Pinetown Rd., Suite 208         ###-##-####        No         Fixed Annuities      Writing premium    $ 79,562,426
Ft. Washington,  PA  19034

Ann Arbor Annuity Exchange
2350 Washtenaw, Suite 8
Ann Arbor, MI  48104                ###-##-####        No         Fixed Annuities      Writing premium      56,774,536

Prideaux Agency Inc.
4930 Lincoln Drive
Edina,  MN  55436                   ###-##-####        No         Fixed Annuities      Writing premium       8,672,723

Consumer Insurance Group
232 F Street
Salida,  CO  81201                  ###-##-####        No         Fixed Annuities      Writing premium       8,308,482

Platinum
111 W Micheltorena St., #300
Santa Barbara,  CA  93101           ###-##-####        No         Fixed Annuities      Writing premium       4,143,218

Sentry Financial Group
10 W Bergen Place                   ###-##-####        No         Fixed Annuities      Writing premium       2,901,395
Red Bank,  NJ  07701


The aggregate remaining premiums written by other managing general agents for 1999 was $2,864,812.

                        Integrity Life Insurance Company

14. SUPERVISION ORDER

On August 20, 1999, the Ohio Department of Insurance issued a Supervision Order with respect to the Company. Under the terms of the Supervision Order, the Company has continued payments of death benefits, previously scheduled systematic withdrawals, previously scheduled immediate annuity payments, and agent commissions, but must receive written consent from the Ohio Department of Insurance for other payments including dividends to ARM. The Supervision Order also suspended the processing of surrenders of policies except in the cases of approved hardship. On August 31, 1999, the Supervision Order was amended to allow the Company to resume processing surrender requests from its variable life and annuity policyholders. The Supervision Order was automatically extended until March 2, 2000, when it was released upon the close of the Sale of the Company.

15. RECONCILIATION OF ANNUAL STATEMENT TO AUDITED FINANCIAL STATEMENTS

Total admitted assets, net loss and total capital and surplus at December 31, 1999, as reported in the accompanying audited statutory basis financial statements, differ from the amount reported in the 1999 NAIC Annual Statement filed with insurance regulatory authorities as follows:

                                                     TOTAL
                                                    ADMITTED                   CAPITAL AND
                                                     ASSETS       NET LOSS       SURPLUS
                                                   ---------------------------------------
                                                               (IN THOUSANDS)
Balance as of December 31, 1999 as reported
   in the NAIC Annual Statement                   $ 3,543,146   $   190,699   $    84,612
Reduction in federal income tax recoverable            (2,211)        2,211         2,211
                                                  ----------------------------------------
Balance as of December 31, 1999 as reported
   in the accompanying audited financial
   statements                                     $ 3,545,357   $   188,488   $    86,823
                                                  ========================================